Property, equipment and vehicles	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment [Abstract]
Property, equipment and vehicles

4. Property, equipment and vehicles

Cost:	Land		Plant	Equipment	Vehicles	Total

Balance, December 31,2022				18,684,800	133,308	18,818,108
Additions	1,208,949		2,132,511	5,909,078		9,250,538
Disposals				-7,364,650		-7,364,650
Balance, December 31,2023	1,208,949		2,132,511	17,229,228	133,308	20,703,996
Additions	687,343	(1)	252,176	1,657,565		2,597,084
Balance, December 31,2024	1,896,292		2,384,687	18,886,793	133,308	23,301,080

Depreciation:
Balance, December31,2022				6,228,200	36,500	6,264,700
Charge for the year			71,907	322,269	48,603	442,779
Acc.depn on disposals				4,532,185		4,532,185
Balance, December 31,2023			71,907	11,082,654	85,103	11,239,664
Charge for the year			454,171	2,135,235	36,102	2,625,508
Balance, December 31,2024			526,078	13,217,889	121,205	13,865,172
Net book value:

Balance,December 31,2022	-		-	12,456,600	96,808	12,553,408

Balance, December 31,2023	1,208,949		2,060,604	6,146,573	48,206	9,464,332	(2)

Balance, December 31,2024	1,896,292		1,858,609	5,668,903	12,104	9,435,908

(1)	The additions to property of $ 687,343 represent the acquisition cost of the Wisconsin property which is awaiting rezoning approvals for development as a mining center.
(2)	The difference from the balance at the end of 2023 is $1,235, which is caused by a different depreciation method from the reclassification of a $24,700 fixed asset.

ABITS GROUP INC

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS